Finance Income and Expenses	12 Months Ended
Dec. 31, 2021
Finance income and expenses [abstract]
Finance income and expenses
9	Finance income and expenses

	2019	2020	2021
	RMB’000	RMB’000	RMB’000
Interest income from time deposits with maturity more than 3 months	398,176	339,595	424,696
Interest income from time deposits with maturity less than 3 months	—	83,812	71,402
Others	18,571	7,821	12,657

Finance income	416,747	431,228	508,755

Interest and finance charges paid/payable for lease liabilities and financial liabilities not at fair value through profit or loss	(59,378)	(101,732)	(106,827)
Less: interest expense capitalized into construction in progress	5,594	8,292	12,641

Net interest expenses	(53,784)	(93,440)	(94,186)
Net foreign exchange losses	—	(5,514)	—

Finance expenses	(53,784)	(98,954)	(94,186)

Finance income – net	362,963	332,274	414,569